Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, private warrants, and warrants that may be issued upon conversion of Working Capital Loans (and all underlying securities) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering. The holders of the majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which the Founder Shares are to be released from escrow.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the prospectus filed on October 13, 2020 to purchase up to 1,050,000 additional units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions.

The underwriters are entitled to a cash underwriting discount of $0.20 per unit, or $ 1,400,000 in the aggregate (or $1,610,000 in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering, and deferred compensation of $0.40 per unit, or $2,800,000 upon completion of a business combination or $3,220,000 in the aggregate if the underwriters’ over-allotment option is exercised in full.

See Note 3 for partial exercise of over-allotment subsequent to the Initial Public Offering. The remaining portion of the over-allotments units expired.

Business Combination Marketing Agreement

The Company has engaged LifeSci Capital LLC as an advisor in connection with a Business Combination to assist the Company in holding meetings with its shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the

Company’s securities in connection with a Business Combination, assist the Company in obtaining shareholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay LifeSci Capital LLC a cash fee for such services upon the consummation of a Business Combination in an amount equal to 4.0% of the gross proceeds of Initial Public Offering, exclusive of any applicable finders’ fees which might become payable.

Agreement and Plan of Merger

On August 29, 2021, the Company entered into an Agreement and Plan of Merger (the “Agreement”) with Petra Acquisition Merger Inc., a Delaware corporation (“Merger Sub”), and Revelation Biosciences, Inc., a Delaware corporation (“RevBio”). Pursuant to the terms of the Agreement, Merger Sub shall be merged with and into RevBio becoming a wholly-owned subsidiary of the Company.

In accordance with the terms of the Agreement, at the Closing the Company will issue 10,500,000 shares of its common stock to RevBio as consideration for 100% of RevBio’s outstanding equity interests. Immediately following the Closing, the Company will have 12,319,538 (excluding 7,278,151 shares subject to redemption) shares of common stock issued and outstanding. The pre-merger shareholders of the Company will retain an aggregate of 1,819,538 shares of common stock of the Company, representing 14% ownership of the post-Merger Company. Therefore, upon consummation of the Merger, there will be a change in control of the Company, with the former owners of RevBio effectively acquiring control of the Company. The Merger will be treated as a reverse recapitalization effected by a share exchange for financial and reporting purposes since the Company will be deemed to be a shell corporation with nominal operations and assets at the time of the Merger. RevBio will be considered the acquirer for accounting purposes, and the Company’s historical financial statements before the Merger will be replaced with the historical financial statements of RevBio before the Merger in future filings.

Pursuant to the terms of the Agreement, at the Closing, the Company shall file a certificate of merger with the Secretary of State of the State of Delaware, executed in accordance with the relevant provisions of the DGCL (the “Certificate of Merger”). The Merger shall become effective upon the filing of the Certificate of Merger or at such later time as is agreed to by the parties and specified in the Certificate of Merger. As of September 30, 2021, the Company did not file the Certificate of Merger with the Secretary of State of the State of Delaware.

Note 7 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, private warrants, and warrants that may be issued upon conversion of Working Capital Loans (and all underlying securities) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering. The holders of the majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which the Founder Shares are to be released from escrow.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the prospectus filed on October 13, 2020 to purchase up to 1,050,000 additional units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions.

The underwriters are entitled to a cash underwriting discount of $0.20 per unit, or $ 1,400,000 in the aggregate (or $1,610,000 in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering, and deferred compensation of $0.40 per unit, or $2,800,000 upon completion of a business combination or $3,220,000 in the aggregate if the underwriters’ over-allotment option is exercised in full.

See Note 5 for partial exercise of over-allotment subsequent to the Initial Public Offering. The remaining portion of the over-allotments units expired.

Business Combination Marketing Agreement

The Company has engaged LifeSci Capital LLC as an advisor in connection with a Business Combination to assist the Company in holding meetings with its shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining shareholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay LifeSci Capital LLC a cash fee for such services upon the consummation of a Business Combination in an amount equal to 4.0% of the gross proceeds of Initial Public Offering, exclusive of any applicable finders’ fees which might become payable.